Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Other Accounts Payable and Accrued Expenses
Note 8 - Other Accounts Payable and Accrued Expenses

	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Employees and payroll accruals	12,626	15,810
Holdback Short Term Liability	195	3,430
Government authorities	2,580	3,317
Accrued expenses	2,763	2,788
Provision for warranty costs	2,077	2,325
Advanced payments from customers	3,830	1,735
Other	-	142

	24,071	29,547